Debt - Summary of Changes in Consolidated Debt (Parenthetical) (Detail) - MXN ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Disclosure of debt [line items]
Debt issue related costs	$ 297,604	$ 208,088	$ 3,290,673
ExpenseRelatedToDebtIssuanceCost	(355,978)	(337,691)	(2,835,359)
Amortized cost	$ 4,500,734	$ 428,452	6,226,947
Factoring scheme for suppliers
Disclosure of debt [line items]
Estimated financial effect of contingent liabilities			$ 15,934,904